Inventories, Net	12 Months Ended
Dec. 31, 2022
Inventories, Net [Abstract]
INVENTORIES, NET

NOTE 5 – INVENTORIES, NET

Inventories as of December 31, 2022 and 2021 consisted of the following:

	As of December 31,
	2022	2021
Raw materials	$3,237,940	$-
Finished Goods	12,842,333	3,105,673
Graphite anode materials	12,842,333	-
Healthcare service gift cards	-	1,276,550
Chinese tea	-	718,426
Learning course gift cards	-	454,852
Latex pillows	-	138,246
Healthcare products	-	207,348
Others	-	310,251
Work in process	2,246,653	-
Others	3,590	-
Total	$18,330,516	$3,105,673

As of December 31, 2021, other than cash purchase, a portion of the Company’s inventories were obtained through fee exchange arrangements with its customers, which are entered into at the Company’s discretion to receive inventory in exchange for collection of accounts receivable due from the customers. These inventories are all commodities available for sale. In fiscal year 2022, the Company wrote down these inventories to the estimated net realizable value, which was $nil, resulting in inventory valuation allowance of $2,711,158.

Inventory valuation allowance was $2,711,158, $nil and $nil recorded for the fiscal years ended December 31, 2022, 2021 and 2020, respectively.